UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: 78806
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ALNYLAM PHARMACEUTICALS INC    	COM 	02043Q107      210	18608	 SH 	      SOLE 	   	   18608
AMERICAN INTL GROUP INC        	COM 	026874107      764	12331	 SH 	      SOLE 	   	   12331
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      797	76957	 SH 	      SOLE 	   	   76957
AMGEN INC                      	COM 	031162100      491	6168	 SH 	      SOLE 	   	   6168
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      568	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      367	8725	 SH 	      SOLE 	   	   8725
BRISTOL MYERS SQUIBB CO        	COM 	110122108      265	11000	 SH 	      SOLE 	   	   11000
CIENA CORP                     	COM 	171779101      562	212887	 SH 	      SOLE 	   	   212887
CISCO SYS INC                  	COM 	17275R102      530	29561	 SH 	      SOLE 	   	   29561
CITIGROUP INC                  	COM 	172967101      927	20359	 SH 	      SOLE 	   	   20359
COCA COLA CO                   	COM 	191216100      303	7025	 SH 	      SOLE 	   	   7025
CSX CORP                       	COM 	126408103      250	5375	 SH 	      SOLE 	   	   5375
CVS CORP                       	COM 	126650100      243	8400	 SH 	      SOLE 	   	   8400
DELL INC                       	COM 	24702R101      284	8300	 SH 	      SOLE 	   	   8300
DU PONT E I DE NEMOURS + CO    	COM 	263534109      266	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      546	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      184	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      856	13475	 SH 	      SOLE 	   	   13475
GENERAL ELEC CO                	COM 	369604103      950	28209	 SH 	      SOLE 	   	   28209
GENERAL MLS INC                	COM 	370334104      326	6775	 SH 	      SOLE 	   	   6775
GILLETTE CO                    	COM 	375766102      663	11400	 SH 	      SOLE 	   	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      475	8000	 SH 	      SOLE 	   	   8000
GOOGLE INC                     	COM 	38259P508      50634	160000	 SH 	      SOLE 	   	   160000
HALLIBURTON CO                 	COM 	406216101      498	7275	 SH 	      SOLE 	   	   7275
INGERSOLL RAND COMPANY LIMITED 	COM 	G4776G101      218	5700	 SH 	      SOLE 	   	   5700
INTEL CORP                     	COM 	458140100      224	9083	 SH 	      SOLE 	   	   9083
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      678	8450	 SH 	      SOLE 	   	   8450
INTRALASE CORP                 	COM 	461169104      471	31990	 SH 	      SOLE 	   	   31990
IPASS INC                      	COM 	46261V108      1319	245180	 SH 	      SOLE 	   	   245180
JOHNSON + JOHNSON              	COM 	478160104      766	12100	 SH 	      SOLE 	   	   12100
JUNIPER NETWORKS INC           	COM 	48203R104      211	8880	 SH 	      SOLE 	   	   8880
LOWES COS INC                  	COM 	548661107      534	8300	 SH 	      SOLE 	   	   8300
MARATHON OIL CORP              	COM 	565849106      357	5175	 SH 	      SOLE 	   	   5175
MCDONALDS CORP                 	COM 	580135101      203	6075	 SH 	      SOLE 	   	   6075
MEDCO HEALTH SOLUTIONS INC     	COM 	58405U102      225	4100	 SH 	      SOLE 	   	   4100
MEDTRONIC INC                  	COM 	585055106      376	7013	 SH 	      SOLE 	   	   7013
MICROSOFT CORP                 	COM 	594918104      981	38125	 SH 	      SOLE 	   	   38125
NETWORK APPLIANCE INC          	COM 	64120L104      1985	83625	 SH 	      SOLE 	   	   83625
PEPSICO INC                    	COM 	713448108      764	13475	 SH 	      SOLE 	   	   13475
PROCTER AND GAMBLE CO          	COM 	742718109      443	7450	 SH 	      SOLE 	   	   7450
SBC COMMUNICATIONS INC         	COM 	78387G103      333	13900	 SH 	      SOLE 	   	   13900
SCHLUMBERGER LTD               	COM 	806857108      413	4900	 SH 	      SOLE 	   	   4900
SCRIPPS E W CO OH              	COM 	811054204      279	5575	 SH 	      SOLE 	   	   5575
SPRINT NEXTEL CORP             	COM 	852061100      476	20000	 SH 	      SOLE 	   	   20000
STATE STREET CORPORATION       	COM 	857477103      693	14170	 SH 	      SOLE 	   	   14170
STRATEGIC HOTEL CAP INC        	COM 	86272T106      1288	70520	 SH 	      SOLE 	   	   70520
TEXAS INSTRS INC               	COM 	882508104      364	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      574	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      551	30400	 SH 	      SOLE 	   	   30400
UNITED TECHNOLOGIES CORP       	COM 	913017109      255	4910	 SH 	      SOLE 	   	   4910
VALUECLICK INC                 	COM 	92046N102      305	17838	 SH 	      SOLE 	   	   17838
VOLTERRA SEMICONDUCTOR CORP    	COM 	928708106      246	20050	 SH 	      SOLE 	   	   20050
WAL MART STORES INC            	COM 	931142103      348	7938	 SH 	      SOLE 	   	   7938
WELLPOINT INC                  	COM 	94973V107      243	3200	 SH 	      SOLE 	   	   3200
WYETH                          	COM 	983024100      692	14950	 SH 	      SOLE 	   	   14950
ZANETT INC                     	COM 	98906R109      32	10000	 SH 	      SOLE 	   	   10000

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